Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

Note 6:-   LEASES

The Company has five non-cancelable operating lease agreements for certain office spaces in Israel. The leases have original lease periods expiring until 2027, some of which may include options to extend the leases for up to three additional years. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably certain to exercise.

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2023	2022
Cash payments and expenses related to operating leases	$(451)	$(370)
Operating lease right-of-use assets and liabilities, net	2	(84)

Maturities of lease liabilities as of December 31, 2023, were as follows:

2024	$443
2025	393
2026	356
2027 and after	1,033
Total lease payments	2,225
Less imputed interest	483
Total lease liabilities	$1,742

Supplemental balance sheet information related to operating leases were as follows:

	December 31,	December 31,
	2023	2022
Operating lease right-of-use assets	$1,740	$465
Current maturities of operating leases	$436	$364
Long-term operating lease liabilities	$1,306	$17
Weighted average remaining lease term (in years)	5.5	1.1
Weighted average discount rate	9.4%	5.8%